MAINSTAY FUNDS TRUST

51 Madison Avenue

New York, New York 10010

August 29, 2019

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	MainStay Funds Trust (the "Registrant")

Registration Numbers: 333-160918 and 811-22321

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (“1933 Act”), the Registrant hereby certifies that the forms of Prospectus for the MainStay MacKay Intermediate Tax Free Bond Fund and MainStay MacKay Short Term Municipal Fund that would have been filed under paragraph (c) of Rule 497 do not differ from those contained in Post-Effective Amendment No.141 to the Registrant’s Registration Statement on Form N-1A under the 1933 Act and Amendment No. 145 under the Investment Company Act of 1940, that became effective on August 28, 2019.

No fee is required in connection with this filing. Please direct any questions concerning the filing to the undersigned at 201-685-6232.

Very truly yours,

/s/ Yi-Chia Kuo

Yi-Chia Kuo
Assistant Secretary